Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.90%
Communication services: 12.03%
Entertainment: 3.34%
Netflix Incorporated †	3,700	$ 1,930,142
Spotify Technology †	5,600	1,500,520
		3,430,662
Interactive media & services: 8.69%
Alphabet Incorporated Class A †	2,370	4,888,172
Alphabet Incorporated Class C †	194	401,314
InterActiveCorp †	5,900	1,276,229
Match Group Incorporated †	10,487	1,440,704
Pinterest Incorporated Class A †	12,300	910,569
		8,916,988
Consumer discretionary: 17.56%
Auto components: 1.45%
Aptiv plc †	10,800	1,489,320
Automobiles: 0.98%
Ferrari NV	4,800	1,004,544
Hotels, restaurants & leisure: 2.42%
Chipotle Mexican Grill Incorporated †	1,750	2,486,435
Internet & direct marketing retail: 10.76%
Amazon.com Incorporated †	2,707	8,375,675
Coupang Incorporated †	8,884	438,425
MercadoLibre Incorporated †	1,508	2,219,987
		11,034,087
Specialty retail: 1.95%
The Home Depot Incorporated	6,551	1,999,693
Financials: 2.94%
Capital markets: 2.94%
Intercontinental Exchange Incorporated	13,700	1,530,016
MarketAxess Holdings Incorporated	2,999	1,493,262
		3,023,278
Health care: 16.32%
Health care equipment & supplies: 9.56%
ABIOMED Incorporated †	3,300	1,051,809
Alcon Incorporated †	19,812	1,390,406
Align Technology Incorporated †	4,100	2,220,273
DexCom Incorporated †	4,400	1,581,316
Edwards Lifesciences Corporation †	11,900	995,316
Inari Medical Incorporated †	7,100	759,700
Intuitive Surgical Incorporated †	2,450	1,810,403
		9,809,223
Health care providers & services: 5.31%
Chemed Corporation	3,100	1,425,442
See accompanying notes to portfolio of investments

Wells Fargo VT Omega Growth Fund  |  1

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
HealthEquity Incorporated †	14,255	$ 969,340
UnitedHealth Group Incorporated	8,200	3,050,974
		5,445,756
Health care technology: 1.45%
Veeva Systems Incorporated Class A †	5,700	1,489,068
Industrials: 6.99%
Aerospace & defense: 1.41%
Teledyne Technologies Incorporated †	3,500	1,447,775
Air freight & logistics: 1.10%
United Parcel Service Incorporated Class B	6,630	1,127,034
Commercial services & supplies: 1.63%
Waste Connections Incorporated	15,446	1,667,859
Professional services: 1.11%
Equifax Incorporated	6,300	1,141,119
Road & rail: 1.74%
Union Pacific Corporation	8,100	1,785,321
Information technology: 41.20%
Communications equipment: 1.41%
Motorola Solutions Incorporated	7,700	1,447,985
Electronic equipment, instruments & components: 1.56%
Zebra Technologies Corporation Class A †	3,300	1,601,094
IT services: 20.18%
Black Knight Incorporated †	20,500	1,516,795
EPAM Systems Incorporated †	6,415	2,544,766
Euronet Worldwide Incorporated †	5,762	796,885
Fiserv Incorporated †	15,060	1,792,742
MongoDB Incorporated †	4,800	1,283,664
PayPal Holdings Incorporated †	13,100	3,181,204
Shopify Incorporated Class A †	1,250	1,383,125
Square Incorporated Class A †	8,840	2,007,122
StoneCo Limited Class A †	17,300	1,059,106
Visa Incorporated Class A	17,044	3,608,726
WEX Incorporated †	7,340	1,535,675
		20,709,810
Software: 18.05%
Atlassian Corporation plc Class A †	5,700	1,201,332
Autodesk Incorporated †	5,600	1,552,040
Cadence Design Systems Incorporated †	12,800	1,753,472
Microsoft Corporation	42,100	9,925,917
ServiceNow Incorporated †	4,550	2,275,501
Unity Software Incorporated †	8,462	848,823
Zoom Video Communications Incorporated †	2,980	957,444
		18,514,529
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Omega Growth Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

	Shares	Value
Materials: 1.65%
Chemicals: 1.65%
The Sherwin-Williams Company	2,290	$ 1,690,043
Real estate: 1.21%
Equity REITs: 1.21%
SBA Communications Corporation	4,470	1,240,649
Total Common stocks (Cost $44,646,961)		102,502,272

		Yield
Short-term investments: 1.32%
Investment companies: 1.32%
Securities Lending Cash Investments LLC ♠∩∞		0.04%	1,209,900	1,209,900
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	142,929	142,929
Total Short-term investments (Cost $1,352,829)				1,352,829
Total investments in securities (Cost $45,999,790)	101.22%			103,855,101
Other assets and liabilities, net	(1.22)			(1,253,841)
Total net assets	100.00%			$102,601,260

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$1,315,192	$5,727,962	$(5,833,254)	$0	$0	$1,209,900		1,209,900	$1,823#
Wells Fargo Government Money Market Fund Select Class	206,090	6,634,953	(6,698,114)	0	0	142,929		142,929	70
				$0	$0	$1,352,829	1.32%		$1,893

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo VT Omega Growth Fund  |  3

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

4  |  Wells Fargo VT Omega Growth Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$12,347,650	$0	$0	$12,347,650
Consumer discretionary	18,014,079	0	0	18,014,079
Financials	3,023,278	0	0	3,023,278
Health care	16,744,047	0	0	16,744,047
Industrials	7,169,108	0	0	7,169,108
Information technology	42,273,418	0	0	42,273,418
Materials	1,690,043	0	0	1,690,043
Real estate	1,240,649	0	0	1,240,649
Short-term investments
Investment companies	1,352,829	0	0	1,352,829
Total assets	$103,855,101	$0	$0	$103,855,101
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Omega Growth Fund  |  5